Nationwide®

VA Separate Account-C

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

FHL–474–12/07

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
1,330,506 shares (cost $30,892,585)	$31,812,404
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
341,544 shares (cost $6,102,137)	8,647,882
JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)
3,717,812 shares (cost $53,625,680)	61,343,903
JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)
6,638,570 shares (cost $74,817,741)	75,746,085
JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)
3,888,709 shares (cost $51,335,888)	71,318,930
JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)
4,229,074 shares (cost $65,039,502)	87,499,539
JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)
998,606 shares (cost $10,542,250)	9,007,424
JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)
5,511,155 shares (cost $50,176,063)	70,928,569
JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)
7,790,183 shares (cost $88,080,827)	88,808,091
JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)
2,489,888 shares (cost $40,552,170)	44,369,812
JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)
4,004,108 shares (cost $63,391,150)	65,547,240
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)
6,556,116 shares (cost $6,556,116)	6,556,116
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)
1,327,623 shares (cost $14,555,601)	18,042,398

Total investments	639,628,393
Accounts receivable	—

Total assets	639,628,393
Accounts payable	12,485

Contract owners’ equity (note 4)	$639,615,908

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	FidVIPEI	FidVIPOv	JPMBal	JPMCBond	JPMDivEq	JPMMidCapGr	JPMMidCapV
Investment activity:
Reinvested dividends	$16,306,560	609,471	299,249	2,390,963	4,194,513	904,412	—	291,395
Mortality and expense risk charges (note 2)	(9,624,520)	(512,369)	(119,954)	(963,294)	(1,075,758)	(1,079,260)	(1,298,032)	(180,392)

Net investment income (loss)	6,682,040	97,102	179,295	1,427,669	3,118,755	(174,848)	(1,298,032)	111,003

Proceeds from mutual fund shares sold	242,553,666	12,530,489	2,799,846	27,237,005	18,330,556	24,686,898	34,361,018	20,547,910
Cost of mutual fund shares sold	(243,721,279)	(10,400,782)	(2,192,132)	(25,940,419)	(17,809,417)	(21,251,242)	(35,350,018)	(19,501,711)

Realized gain (loss) on investments	(1,167,613)	2,129,707	607,714	1,296,586	521,139	3,435,656	(989,000)	1,046,199
Change in unrealized gain (loss) on investments	9,830,639	(4,363,488)	(74,809)	569,165	205,171	430,264	124,978	(7,439,251)

Net gain (loss) on investments	8,663,026	(2,233,781)	532,905	1,865,751	726,310	3,865,920	(864,022)	(6,393,052)

Reinvested capital gains	36,742,199	2,686,215	636,313	454,472	—	3,843,678	16,944,838	6,923,072

Net increase (decrease) in contract owners’ equity resulting from operations	$52,087,265	549,536	1,348,513	3,747,892	3,845,065	7,534,750	14,782,784	641,023

	JPMEqIndx	JPMGvtBd	JPMMidCap	JPMLgCapGr	NVITMyMkt	NVITNWFund
Investment activity:
Reinvested dividends	$1,284,598	5,365,094	336,338	131,037	286,619	212,871
Mortality and expense risk charges (note 2)	(1,094,420)	(1,269,363)	(686,168)	(988,402)	(80,940)	(276,168)

Net investment income (loss)	190,178	4,095,731	(349,830)	(857,365)	205,679	(63,297)

Proceeds from mutual fund shares sold	23,764,566	24,898,069	11,761,249	25,954,011	8,389,782	7,292,267
Cost of mutual fund shares sold	(20,055,945)	(24,180,738)	(9,162,479)	(43,283,187)	(8,389,782)	(6,203,427)

Realized gain (loss) on investments	3,708,621	717,331	2,598,770	(17,329,176)	—	1,088,840
Change in unrealized gain (loss) on investments	(300,402)	751,529	(5,329,213)	25,786,226	—	(529,531)

Net gain (loss) on investments	3,408,219	1,468,860	(2,730,443)	8,457,050	—	559,309

Reinvested capital gains	—	—	4,263,115	—	—	990,496

Net increase (decrease) in contract owners’ equity resulting from operations	$3,598,397	5,564,591	1,182,842	7,599,685	205,679	1,486,508

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		FidVIPEI		FidVIPOv		JPMBal
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$6,682,040	6,392,923	97,102	940,673	179,295	(35,224)	1,427,669	1,667,933
Realized gain (loss) on investments	(1,167,613)	(21,895,224)	2,129,707	865,462	607,714	(596,092)	1,296,586	(1,090,048)
Change in unrealized gain (loss) on investments	9,830,639	68,678,662	(4,363,488)	626,103	(74,809)	2,075,108	569,165	7,709,598
Reinvested capital gains	36,742,199	22,288,169	2,686,215	5,531,626	636,313	69,056	454,472	—

Net increase (decrease) in contract owners’ equity resulting from Operations	52,087,265	75,464,530	549,536	7,963,864	1,348,513	1,512,848	3,747,892	8,287,483

Equity transactions:
Purchase payments received from contract owners (note 3)	6,442,917	7,340,648	127,430	400,494	200,866	137,880	620,488	1,108,890
Transfers between funds	—	—	(115,199)	(68,378)	105,835	198,259	(196,948)	(1,940,668)
Redemptions (note 3)	(223,315,492)	(260,739,750)	(11,805,942)	(18,303,609)	(2,567,215)	(3,166,529)	(26,337,097)	(39,385,854)
Annuity benefits	(72,636)	(67,405)	(19,045)	(17,858)	(17,424)	(15,016)	(3,802)	(2,719)
Contingent deferred sales charges (note 2)	(479,987)	(1,056,230)	(6,342)	(22,099)	(2,368)	(3,242)	(42,664)	(104,669)
Adjustments to maintain reserves	8,771	9,859	2,994	3,525	2,428	2,239	(99)	51

Net equity transactions	(217,416,427)	(254,512,878)	(11,816,104)	(18,007,925)	(2,277,878)	(2,846,409)	(25,960,122)	(40,324,969)

Net change in contract owners’ equity	(165,329,162)	(179,048,348)	(11,266,568)	(10,044,061)	(929,365)	(1,333,561)	(22,212,230)	(32,037,486)
Contract owners’ equity beginning of period	804,945,070	983,993,418	43,075,546	53,119,607	9,574,346	10,907,907	83,556,117	115,593,603

Contract owners’ equity end of period	$639,615,908	804,945,070	31,808,978	43,075,546	8,644,981	9,574,346	61,343,887	83,556,117

CHANGES IN UNITS:
Beginning units	46,032,830	59,690,335	1,332,817	1,951,437	445,630	593,316	3,812,974	5,778,418

Units purchased	3,015,656	4,948,959	18,444	44,772	25,888	73,295	60,837	159,714
Units redeemed	(14,384,345)	(18,606,464)	(370,068)	(663,392)	(125,017)	(220,981)	(1,201,552)	(2,125,158)

Ending units	34,664,141	46,032,830	981,193	1,332,817	346,501	445,630	2,672,259	3,812,974

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMCBond		JPMDivEq		JPMMidCapGr		JPMMidCapV
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$3,118,755	2,389,910	(174,848)	(393,780)	(1,298,032)	(1,561,909)	111,003	(172,275)
Realized gain (loss) on investments	521,139	855,859	3,435,656	(1,205,914)	(989,000)	(2,693,742)	1,046,199	8,884,488
Change in unrealized gain (loss) on investments	205,171	(742,679)	430,264	13,444,809	124,978	11,894,500	(7,439,251)	(8,585,698)
Reinvested capital gains	—	—	3,843,678	—	16,944,838	3,735,173	6,923,072	6,256,308

Net increase (decrease) in contract owners’ equity resulting from operations	3,845,065	2,503,090	7,534,750	11,845,115	14,782,784	11,374,022	641,023	6,382,823

Equity transactions:
Purchase payments received from contract owners (note 3)	512,009	648,843	552,146	690,456	785,474	789,738	(2,142)	171,552
Transfers between funds	3,408,239	2,787,717	(2,228,811)	3,459,629	(3,014,682)	(2,978,989)	(17,210,106)	(32,646,295)
Redemptions (note 3)	(20,962,638)	(20,032,748)	(21,723,793)	(17,817,969)	(30,669,465)	(34,344,343)	(3,131,546)	(9,229,205)
Annuity benefits	—	—	—	—	(4,006)	(3,911)	—	—
Contingent deferred sales charges (note 2)	(63,122)	(148,067)	(61,425)	(121,606)	(49,320)	(117,840)	(8,830)	(72,017)
Adjustments to maintain reserves	121	8	(128)	192	(212)	(352)	32	152

Net equity transactions	(17,105,391)	(16,744,247)	(23,462,011)	(13,789,298)	(32,952,211)	(36,655,697)	(20,352,592)	(41,775,813)

Net change in contract owners’ equity	(13,260,326)	(14,241,157)	(15,927,261)	(1,944,183)	(18,169,427)	(25,281,675)	(19,711,569)	(35,392,990)
Contract owners’ equity beginning of period	89,006,200	103,247,357	87,246,111	89,190,294	105,668,812	130,950,487	28,718,967	64,111,957

Contract owners’ equity end of period	$75,745,874	89,006,200	71,318,850	87,246,111	87,499,385	105,668,812	9,007,398	28,718,967

CHANGES IN UNITS:
Beginning units	6,271,930	7,477,972	8,661,954	10,151,495	2,951,763	4,021,840	1,351,558	3,476,060

Units purchased	354,010	450,704	268,093	697,224	60,447	105,779	136	37,188
Units redeemed	(1,538,562)	(1,656,746)	(2,434,389)	(2,186,765)	(899,795)	(1,175,856)	(926,081)	(2,161,690)

Ending units	5,087,378	6,271,930	6,495,658	8,661,954	2,112,415	2,951,763	425,613	1,351,558

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMEqIndx		JPMGvtBd		JPMMidCap		JPMLgCapGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$190,178	105,678	4,095,731	4,914,033	(349,830)	(397,878)	(857,365)	(1,180,804)
Realized gain (loss) on investments	3,708,621	(1,953,165)	717,331	1,540,816	2,598,770	446,512	(17,329,176)	(27,505,740)
Change in unrealized gain (loss) on investments	(300,402)	13,575,371	751,529	(4,261,802)	(5,329,213)	(1,466,258)	25,786,226	31,962,691
Reinvested capital gains	—	—	—	—	4,263,115	6,696,006	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	3,598,397	11,727,884	5,564,591	2,193,047	1,182,842	5,278,382	7,599,685	3,276,147

Equity transactions:
Purchase payments received from contract owners (note 3)	529,599	736,117	601,435	732,406	394,264	468,332	788,250	906,705
Transfers between funds	3,029,353	7,449,208	2,943,539	3,725,399	7,272,722	14,727,639	(1,298,676)	(2,323,129)
Redemptions (note 3)	(25,767,573)	(25,623,856)	(27,017,129)	(33,304,650)	(14,654,691)	(8,645,097)	(24,350,992)	(31,111,165)
Annuity benefits	(11,816)	(10,823)	—	(288)	—	—	(1,413)	(2,464)
Contingent deferred sales charges (note 2)	(56,083)	(119,724)	(65,968)	(158,907)	(37,978)	(53,986)	(36,919)	(95,932)
Adjustments to maintain reserves	1,755	2,217	116	(79)	(16)	166	(368)	(445)

Net equity transactions	(22,274,765)	(17,566,861)	(23,538,007)	(29,006,119)	(7,025,699)	6,497,054	(24,900,118)	(32,626,430)

Net change in contract owners’ equity	(18,676,368)	(5,838,977)	(17,973,416)	(26,813,072)	(5,842,857)	11,775,436	(17,300,433)	(29,350,283)
Contract owners’ equity beginning of period	89,602,504	95,441,481	106,781,272	133,594,344	50,212,651	38,437,215	82,847,478	112,197,761

Contract owners’ equity end of period	$70,926,136	89,602,504	88,807,856	106,781,272	44,369,794	50,212,651	65,547,045	82,847,478

CHANGES IN UNITS:
Beginning units	7,150,115	8,677,632	5,908,551	7,549,424	2,688,784	2,318,335	4,182,395	5,891,191

Units purchased	478,285	974,268	304,627	440,868	517,480	1,021,313	104,388	133,881
Units redeemed	(2,173,252)	(2,501,785)	(1,580,995)	(2,081,741)	(865,986)	(650,864)	(1,280,870)	(1,842,677)

Ending units	5,455,148	7,150,115	4,632,183	5,908,551	2,340,278	2,688,784	3,005,913	4,182,395

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITNWFund _
	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$205,679	189,584	(63,297)	(73,018)
Realized gain (loss) on investments	—	—	1,088,840	556,340
Change in unrealized gain (loss) on investments	—	—	(529,531)	2,446,919
Reinvested capital gains	—	—	990,496	—

Net increase (decrease) in contract owners’ equity resulting from operations	205,679	189,584	1,486,508	2,930,241

Equity transactions:
Purchase payments received from contract owners (note 3)	1,235,171	348,865	97,927	200,370
Transfers between funds	7,775,152	8,137,013	(470,418)	(527,405)
Redemptions (note 3)	(7,779,105)	(9,898,148)	(6,548,306)	(9,876,577)
Annuity benefits	—	—	(15,130)	(14,326)
Contingent deferred sales charges (note 2)	(45,312)	(24,142)	(3,656)	(13,999)
Adjustments to maintain reserves	87	(27)	2,061	2,212

Net equity transactions	1,185,993	(1,436,439)	(6,937,522)	(10,229,725)

Net change in contract owners’ equity	1,391,672	(1,246,855)	(5,451,014)	(7,299,484)
Contract owners’ equity beginning of period	5,164,548	6,411,403	23,490,518	30,790,002

Contract owners’ equity end of period	$6,556,220	5,164,548	18,039,504	23,490,518

CHANGES IN UNITS:
Beginning units	381,727	488,932	892,632	1,314,283

Units purchased	804,669	781,085	18,352	28,868
Units redeemed	(717,845)	(888,290)	(269,933)	(450,519)

Ending units	468,551	381,727	641,051	892,632

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

At December 31, 2007, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $3,308,324 and $3,382,579, respectively, and total transfers from the Account to the fixed account were $4,052,470 and $3,307,135, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $154,503 and $188,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30%	981,193	$32.248723	$31,642,221	1.63%	0.20%
2006	1.30%	1,332,817	32.183235	42,894,363	3.25%	18.64%
2005	1.30%	1,951,437	27.127751	52,938,097	1.77%	4.49%
2004	1.30%	2,747,671	25.961264	71,333,012	1.62%	10.08%
2003	1.30%	3,383,761	23.583981	79,802,555	1.79%	28.64%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.30%	346,501	24.491473	8,486,320	3.28%	15.78%
2006	1.30%	445,630	21.153611	9,426,684	0.97%	16.55%
2005	1.30%	593,316	18.149962	10,768,663	0.66%	17.50%
2004	1.30%	738,847	15.446324	11,412,470	1.18%	12.16%
2003	1.30%	884,944	13.771841	12,187,308	0.81%	41.51%
JPMorgan Insurance Trust – Balanced Portfolio 1
2007	1.30%	2,672,259	22.950313	61,329,180	3.30%	4.75%
2006	1.30%	3,812,974	21.910158	83,542,863	2.95%	9.54%
2005	1.30%	5,778,418	20.001818	115,578,865	2.78%	1.17%
2004	1.30%	7,573,222	19.770235	149,724,379	2.31%	4.36%
2003	1.30%	8,573,075	18.944760	162,414,848	2.82%	15.68%
JPMorgan Insurance Trust – Core Bond Portfolio 1
2007	1.30%	5,087,378	14.888981	75,745,874	5.09%	4.92%
2006	1.30%	6,271,930	14.191198	89,006,200	3.79%	2.78%
2005	1.30%	7,477,972	13.806866	103,247,357	4.01%	1.06%
2004	1.30%	8,324,575	13.661786	113,728,562	5.32%	2.78%
2003	1.30%	8,356,471	13.292261	111,076,394	5.34%	2.52%
JPMorgan Insurance Trust – Diversified Equity Portfolio 1
2007	1.30%	6,495,658	10.979465	71,318,850	1.14%	9.01%
2006	1.30%	8,661,954	10.072336	87,246,111	0.84%	14.64%
2005	1.30%	10,151,495	8.785927	89,190,294	0.97%	1.00%
2004	1.30%	11,395,562	8.698796	99,127,669	0.73%	5.65%
2003	1.30%	12,202,863	8.233222	100,468,880	0.58%	24.30%
JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	1.30%	2,112,415	41.414035	87,483,629	0.00%	15.71%
2006	1.30%	2,951,763	35.792211	105,650,124	0.00%	9.94%
2005	1.30%	4,021,840	32.554697	130,929,783	0.00%	9.65%
2004	1.30%	5,137,175	29.688844	152,516,787	0.00%	11.16%
2003	1.30%	5,980,485	26.709240	159,734,209	0.00%	25.50%
JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	1.30%	425,613	21.163352	9,007,398	1.54%	-0.40%
2006	1.30%	1,351,558	21.248786	28,718,967	1.06%	15.21%
2005	1.30%	3,476,060	18.443858	64,111,957	0.68%	8.33%
2004	1.30%	4,166,895	17.025281	70,942,558	0.52%	13.90%
2003	1.30%	4,701,103	14.947875	70,271,500	0.52%	31.03%
JPMorgan Insurance Trust – Equity Index Portfolio 1
2007	1.30%	5,455,148	12.981223	70,814,493	1.60%	3.72%
2006	1.30%	7,150,115	12.515227	89,485,312	1.39%	13.92%
2005	1.30%	8,677,632	10.985676	95,329,654	1.49%	3.10%
2004	1.30%	10,494,583	10.655119	111,821,031	1.09%	8.91%
2003	1.30%	11,508,551	9.783845	112,597,879	1.02%	26.32%
JPMorgan Insurance Trust – Government Bond Portfolio 1
2007	1.30%	4,632,183	19.171923	88,807,856	5.49%	6.08%
2006	1.30%	5,908,551	18.072328	106,781,272	5.39%	2.13%
2005	1.30%	7,549,424	17.695457	133,590,508	5.01%	1.75%
2004	1.30%	9,082,609	17.391404	157,959,322	5.04%	3.28%
2003	1.30%	10,206,873	16.838970	171,873,228	4.63%	1.21%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1
2007	1.30%	2,340,278	$18.959198	$44,369,794	0.71%	1.52%
2006	1.30%	2,688,784	18.674855	50,212,651	0.34%	12.64%
2005	1.30%	2,318,335	16.579664	38,437,215	0.14%	15.58%
2004	1.30%	2,805,228	14.344898	40,240,710	0.20%	12.93%
2003	1.30%	3,092,031	12.702218	39,275,652	0.18%	28.74%
JPMorgan Insurance Trust – Large Cap Growth Portfolio 1
2007	1.30%	3,005,913	21.804355	65,541,994	0.18%	10.09%
2006	1.30%	4,182,395	19.805825	82,835,783	0.08%	4.01%
2005	1.30%	5,891,191	19.042680	112,184,065	0.53%	3.69%
2004	1.30%	7,669,959	18.364593	140,855,675	0.25%	5.66%
2003	1.30%	9,113,925	17.381329	158,412,129	0.10%	25.88%
Nationwide VIT – Money Market Fund – Class I
2007	1.30%	468,551	13.992544	6,556,220	4.89%	3.42%
2006	1.30%	381,727	13.529429	5,164,548	4.64%	3.18%
2005	1.30%	488,932	13.113078	6,411,403	2.50%	1.34%
2004	1.30%	616,667	12.940067	7,979,712	0.79%	-0.50%
2003	1.30%	905,729	13.004981	11,778,988	0.62%	-0.68%
Nationwide VIT – Nationwide Fund – Class I
2007	1.30%	641,051	27.925531	17,901,690	1.03%	6.77%
2006	1.30%	892,632	26.155466	23,347,206	1.02%	12.15%
2005	1.30%	1,314,283	23.320841	30,650,185	0.85%	6.05%
2004	1.30%	1,859,203	21.990636	40,885,056	1.22%	8.32%
2003	1.30%	2,352,114	20.300659	47,749,464	0.54%	25.86%

2007 Reserves for annuity contracts in payout phase:				610,389

2007 Contract owners’ equity				$639,615,908

2006 Reserves for annuity contracts in payout phase:				632,986

2006 Contract owners’ equity				$804,945,070

2005 Reserves for annuity contracts in payout phase:				625,372

2005 Contract owners’ equity				$983,993,418

2004 Reserves for annuity contracts in payout phase:				558,950

2004 Contract owners’ equity				$1,169,085,893

2003 Reserves for annuity contracts in payout phase:				555,109

2003 Contract owners’ equity				$1,238,198,143

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

      Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company